Parent Company Statements - Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 78,630	$ 82,140	$ 58,101
Adjustments to reconcile net income to net cash provided by operating activities:
Increase (decrease) in other liabilities	(9,010)	(10,826)	180
Net cash provided by operating activities	105,201	123,536	127,345
Investing activities:
Net cash (used in) provided by investing activities	(194,748)	274,411	(353,291)
Financing activities
Payment to repurchase warrants	(2,843)	0	0
Proceeds from issuance of subordinated notes	30,000	0	0
Net cash provided by (used in) financing activities	133,366	(374,241)	200,635
Increase (decrease) in cash and cash equivalents	43,819	23,706	(25,311)
Parent Company
Net income	78,630	82,140	58,101
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed losses of subsidiaries	118,566	21,265	20,460
Decrease in other assets	5,748	8,268	7,344
Increase (decrease) in other liabilities	1,724	(7,875)	(3,763)
Net cash provided by operating activities	204,668	103,798	82,142
Investing activities:
Purchase of investment securities	0	(250)	0
Capital contribution to subsidiary	(45,000)	(36,000)	(52,000)
Purchase of debentures receivable from subsidiaries	(115,000)	(30,000)	0
Repayment of debentures receivable from subsidiaries	52,000	0	2,500
Net cash (used in) provided by investing activities	(108,000)	(66,250)	(49,500)
Financing activities
Cash dividends paid	(60,154)	(62,907)	(62,076)
Proceeds from issuance of common shares and warrants	407	0	33,541
Payment to repurchase warrants	(2,843)	0	0
Payment to repurchase preferred shares	(100,000)	0	0
Proceeds from issuance of subordinated notes	30,000	0	0
Cash payment for fractional shares	(2)	(2)	(4)
Net cash provided by (used in) financing activities	(132,592)	(62,909)	(28,539)
Increase (decrease) in cash and cash equivalents	(35,924)	(25,361)	4,103
Cash at beginning of year	134,650	160,011	155,908
Cash at end of year	$ 98,726	$ 134,650	$ 160,011